RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

25.   RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

The Group’s lease contracts largely relate to leases of cellular sites (i.e. land, space in cell towers or rooftop surface areas), network infrastructure, and retail stores as well as buildings used for administrative or technical purposes.

The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements (including sub-lease and lease of intangible assets), which conveys the right to control the use of identified assets for a period of time in exchange for consideration, except for short-term leases (with a lease term of 12 months or less). For these leases, the Group recognizes the lease payments as operating expenses over the term of the lease. When identifying the lease, the Group uses practical expedient of IFRS 16 permitting the lessee not to separate the non-lease components of the contract and, instead, to account for any lease and associated non-lease components as a single arrangements.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate of the Group. The incremental borrowing rate of the Group is determined based on the credit spreads of the Group debt instruments in relation to the zero-coupon yield curve for government securities. The lease payments include fixed payments, variable payments that depend on index or rate, amounts expected to be paid under residual value guarantee, the exercise price under a purchase option the Group is reasonably certain to exercise as well as early termination fees unless the Group is reasonably certain not to terminate earlier. Variable payments that depend on external factors (such as sale volume of a particular retail store) are expensed as incurred.

Lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. A corresponding adjustment is made to the carrying amount of the right-of-use assets, or is recorded in profit or loss if the carrying amount of right-of-use asset had been reduced to zero.

Right-of-use assets are initially measured at cost, which is the initial amount of lease liability adjusted for any lease payments made at or before the commencement date, plus any direct costs incurred and an estimate of costs to dismantle, remove or restore the underlying asset less any lease incentives received.

Right-of-use assets are subsequently amortized on a straight-line basis over the expected lease term. The lease term corresponds to the non-cancellable period of each contract except in cases where the Group is reasonably certain of exercising renewal or termination options. When assessing the lease term, the Group considers all facts and circumstances that create an economic incentive for the Group to exercise the option to extend the lease, such as useful life of the asset located on the leased site, sites replacement statistics, sequence of technology change, profitability of our retail stores as well as costs to terminate or enter into lease contracts.

The table below summarises the estimated terms, over which the right-of-use assets are amortized:

Sites for placement of network equipment and base stations inside the buildings	10 years
Sites for placement of network equipment and base stations on land	20 years
Retail stores	Up to 8 years
Administrative offices, warehouses, parking garages	not less than 3 years
Vehicles	4 – 5 years

The following table presents a summary of net book value of right-of-use assets:

	December 31,
	2021	2020
Sites for placement of network and base station equipment	91,566	93,948
Land and buildings	40,572	36,468
Vehicles and other	205	87
Right-of-use assets, net	132,343	130,503

The following table presents a summary of depreciation charge of the right-of-use assets:

	2021	2020	2019
Sites for network and base station equipment	11,448	6,903	6,900
Land and buildings	8,328	11,903	11,968
Vehicles and other	103	43	404
Exclusive rights for trademarks	—	—	693

Depreciation charge, total	19,879	18,849	19,965

Depreciation of the right-of-use assets for the years ended December 31, 2021, 2020 and 2019 of RUB nill, RUB 3 million and RUB 1,644 million, respectively, was recognized as part of loss from discontinued operation in the accompanying consolidated statements of profit or loss.

Additions to the assets leased during the years ended December 31, 2021, 2020 and 2019 amounted to RUB 17,510, RUB 13,102 and RUB 20,436 million.

Interest expense accrued on lease obligations for the years ended December 31, 2021, 2020 and 2019 in the amount of RUB 11,820, RUB 12,277 and RUB 13,416 million, respectively, were included in finance costs, whereas RUB nill, RUB 1 and RUB 1,246 million, respectively were recognized as part of loss from discontinued operation in the accompanying consolidated statements of profit or loss.

For the years ended December 31, 2021, 2020 and 2019, expenses recognized in respect of variable lease payments not included on the measurement of lease liabilities and short-term leases amounted to:

	2021	2020	2019
Variable lease payments	10,623	9,542	8,522
Short-term leases	310	195	203

Total	10,933	9,737	8,725

The following table presents future minimum lease payments under lease arrangements together with the present value of the net minimum lease payments as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Minimum lease payments, including:
Current portion (less than 1 year)	29,758	27,094
More than 1 to 5 years	101,965	98,737
Over 5 years	91,031	93,520

Total minimum lease payments	222,754	219,351
Less amount representing interest	(68,245)	(68,537)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	18,709	16,177
More than 1 to 5 years	70,818	66,784
Over 5 years	64,982	67,853

Total present value of net minimum lease payments	154,509	150,814

Less current portion of lease obligations	(18,709)	(16,177)

Non-current portion of lease obligations	135,800	134,637

Total cash outflows for leases for the years ended December 31, 2021, 2020 and 2019 totaled to RUB 38,996, RUB 36,963 and RUB 38,545 million, of which RUB 11,548, RUB 12,173 and RUB 14,666 million was included in interest paid.

A minor part of the Group’s lease contracts for retail stores include variable payments that depend on sales volume of the respective store.

The Group’s lease contracts include typical restrictions and covenants common for local business practice, such as the responsibility of the Group for regular maintenance and repair of the lease assets and their insurance, redesign and conduction of permanent improvements only with the consent of the lessor, and use of the leased asset in accordance with current legislation.

For the year ended December 31, 2020 the Group recognized gain related to termination of lease agreements and rent holidays for retail outlets in the amount of RUB 464 and RUB 286 million, respectively.